Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Arcos Dorados Holdings Inc. Shareholders	Additional paid-in capital	Retained earnings	Accumulated other comprehensive loss	Common Stock in treasury	Non-controlling interests	Class A shares of common stock	Class A shares of common stock Common stock	Class B shares of common stock	Class B shares of common stock Common stock
Balance at period start (in shares) at Dec. 31, 2021	210,478,322							130,478,322	132,787,384	80,000,000	80,000,000
Balance at period start at Dec. 31, 2021	$ 221,162	$ 220,430	$ 10,101	$ 316,180	$ (607,768)	$ (19,367)	$ 732		$ 388,369		$ 132,915
Balance at period start (in shares) at Dec. 31, 2021						(2,309,062)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income for the year	140,920	140,343		140,343			577
Other comprehensive loss	(5,834)	(5,692)			(5,692)		(142)
Cash Dividends to Arcos Dorados Holdings Inc.’s shareholders	(31,587)	(31,587)		(31,587)
Issuance of shares in connection with the partial vesting of outstanding restricted share units under the 2011 Equity Incentive Plan (in shares)								116,223	116,223
Issuance of shares in connection with the partial vesting of outstanding restricted share units under the 2011 Equity Incentive Plan	0		(1,024)						$ 1,024
Stock-based compensation related to the 2011 Equity Incentive Plan	129	129	129
Dividends to non-controlling interests	(363)						(363)
Balance at period end (in shares) at Dec. 31, 2022									132,903,607		80,000,000
Balance at period end at Dec. 31, 2022	$ 324,427	323,623	9,206	424,936	(613,460)	$ (19,367)	804		$ 389,393		$ 132,915
Balance at period end (in shares) at Dec. 31, 2022	(2,309,062)					(2,309,062)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income for the year	$ 182,415	181,274		181,274			1,141
Other comprehensive loss	50,374	50,379			50,379		(5)
Cash Dividends to Arcos Dorados Holdings Inc.’s shareholders	(40,022)	(40,022)		(40,022)
Issuance of shares in connection with the partial vesting of outstanding restricted share units under the 2011 Equity Incentive Plan (in shares)								60,424	60,424
Issuance of shares in connection with the partial vesting of outstanding restricted share units under the 2011 Equity Incentive Plan	0		(514)						$ 514
Stock-based compensation related to the 2011 Equity Incentive Plan	27	27	27
Dividends to non-controlling interests	(382)						(382)
Balance at period end (in shares) at Dec. 31, 2023									132,964,031		80,000,000
Balance at period end at Dec. 31, 2023	$ 516,839	515,281	8,719	566,188	(563,081)	$ (19,367)	1,558		$ 389,907		$ 132,915
Balance at period end (in shares) at Dec. 31, 2023	(2,309,062)					(2,309,062)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income for the year	$ 149,379	148,759		148,759			620
Other comprehensive loss	(105,483)	(105,403)			(105,403)		(80)
Cash Dividends to Arcos Dorados Holdings Inc.’s shareholders	(50,557)	(50,557)		(50,557)
Issuance of shares in connection with the partial vesting of outstanding restricted share units under the 2011 Equity Incentive Plan (in shares)								8,088	8,088
Issuance of shares in connection with the partial vesting of outstanding restricted share units under the 2011 Equity Incentive Plan	0		(60)						$ 60
Dividends to non-controlling interests	(749)						(749)
Balance at period end (in shares) at Dec. 31, 2024									132,972,119		80,000,000
Balance at period end at Dec. 31, 2024	$ 509,429	$ 508,080	$ 8,659	$ 664,390	$ (668,484)	$ (19,367)	$ 1,349		$ 389,967		$ 132,915
Balance at period end (in shares) at Dec. 31, 2024	(2,309,062)					(2,309,062)